UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [ X ]: Amendment Number:     1
                                                ---------------

     This Amendment (Check only one):   [   ]  is a restatement
                                        [ X ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Jabre Capital Partners S.A.
Address:        1 Rue des Moulins
                1204 Geneva, Switzerland


Form 13F File Number:         028-13038
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Emma Love
Title:          Head of Compliance
Phone:          + 41 22 556 2255

Signature, Place and Date of Signing:

         /s/ Emma Love          Geneva, Switzerland      February 26, 2010
--------------------------      -------------------      -----------------
         [Signature]               [City, State]              [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 ---------------
Form 13F Information Table Entry Total:                3
                                                 ---------------
Form 13F Information Table Value Total:            $105,419
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                                                 (in thousands)

List of Other Included Managers:

Provide  a  numbered  list  of  the  name(s)  and Form 13F file number(s) of all
institutional   investment   managers   with   respect  to  which this report is
filed,  other  than  the  manager  filing  this  report.

None


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

                                                    JABRE CAPITAL PARTNERS S.A.
                                                              FORM 13F
                                                 QUARTER ENDED DECEMBER 31, 2009


                                                           VALUE     SHRS/OR    SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS TITLE        CUSIP    (x$1,000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED  NONE
---------------------------  -----------      --------   --------  -----------  ---  ---- ----------  --------  ----    ------  ----
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR     03524A108  18,211      350,000   SH          SOLE                350,000
JPMORGAN CHASE & CO          *W EXP 10/28/201  46634E114  75,981    5,700,000   SH          SOLE              5,700,000
WEBMD CORP                   NOTE 1.750% 6/1   94769MAE5  11,227   10,000,000   PRN         SOLE                                NONE



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